Supplemental Financial Statement Information (Tables)	12 Months Ended
Sep. 30, 2013
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information [Table Text Block]
The components of certain balance sheet accounts at September 30 for the years indicated are as follows:

	2013	2012
Inventories
Raw materials and supplies	$95.2	$100.7
Work in process	150.2	141.2
Finished products	370.9	430.5
Total inventories	$616.3	$672.4
Other Current Assets
Miscellaneous receivables	$56.7	$81.5
Deferred income tax benefits	211.7	207.0
Prepaid expenses	87.5	90.0
Value added tax collectible from customers	57.6	53.5
Share option	7.7	2.5
Income tax receivable	31.1	—
Other	20.9	20.5
Total other current assets	$473.2	$455.0
Property, plant and equipment
Land	$39.1	$39.0
Buildings	283.9	278.2
Machinery and equipment	1,799.2	1,775.7
Construction in progress	63.7	75.6
Total gross property	2,185.9	2,168.5
Accumulated depreciation	(1,430.3)	(1,320.0)
Total property, plant and equipment, net	$755.6	$848.5
Other Current Liabilities
Accrued advertising, sales promotion and allowances	$100.3	$70.1
Accrued trade allowances	93.1	101.4
Accrued salaries, vacations and incentive compensation	112.0	115.9
Income taxes payable	—	25.2
Returns reserve	49.8	52.8
2013 restructuring reserve	20.6	2.8
Other	198.2	220.2
Total other current liabilities	$574.0	$588.4
Other Liabilities
Pensions and other retirement benefits	$315.9	$506.0
Deferred compensation	167.8	161.9
Deferred income tax liabilities	541.7	455.0
Other non-current liabilities	86.2	92.7
Total other liabilities	$1,111.6	$1,215.6

Allowance for Doubtful Accounts	2013	2012	2011
Balance at beginning of year	$15.9	$15.9	$13.2
Impact of acquisition	—	—	0.8
Provision charged to expense, net of reversals	(0.3)	2.2	4.6
Write-offs, less recoveries, translation, other	0.4	(2.2)	(2.7)
Balance at end of year	$16.0	$15.9	$15.9

Income Tax Valuation Allowance	2013	2012	2011
Balance at beginning of year	$11.9	$12.6	$11.0
Provision charged to expense	0.5	—	11.4
Reversal of provision charged to expense	(0.2)	(0.8)	(4.6)
Write-offs, translation, other	(2.7)	0.1	(5.2)
Balance at end of year	$9.5	$11.9	$12.6

Supplemental Disclosure of Cash Flow Information	2013	2012	2011
Interest paid, including cost of early debt retirement	$126.5	$117.5	$141.8
Income taxes paid	$142.2	$113.0	$206.4